Income Taxes - Summary of reconciliation between the income tax benefit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Effective income tax rate reconciliation, percent	25.00%	25.00%	25.00%